Commitments	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments

16. Commitments

On October 3, 2024, the Company announced that it entered into a commercial agreement with Microsoft Corporation. Through this collaboration, Rezolve’s Brain Suite, including Brain Commerce, Brain Checkout, and Brain Assistant, will be powered by Microsoft Azure and available globally via Microsoft’s Azure Marketplace and co-sell channels. The Company is committed to spend £117.98 million (approximately $147.66 million at December 31, 2024) under this agreement to purchase eligible services and offerings from Microsoft over the next 5 years.

On November 20, 2024, the Company announced that it entered into a commercial agreement with Google Cloud EMEA Ltd (“Google”). Through this collaboration, Google will resell Rezolve AI’s Brain Suite. The Company’s commitments to purchase eligible services and offerings from Google is summarized in the table below:

Commitment amount
Commitment period 1 (a)	$1,000,000
Commitment period 2 (b)	3,000,000
Commitment period 3 (c)	6,000,000
Total Commitment	$10,000,000

(a) The period starting on November 15, 2024 and continuing for 12 months.

(b) The period starting at the end of Commitment Period 1 and continuing for 12 months.

(c) The period starting at the end of Commitment Period 2 and continuing for 12 months.